Right of use assets (Tables)	12 Months Ended
Mar. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Following are the changes in the carrying value of right of use assets for the year ended March 31, 2020:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2019	1,316,190	1,725,787	294,133	660,746	3,996,856
Additions	87,456	203,472	77,750	2,356	371,034
Deletions	-	-	-	-	-
Depreciation	(17,908)	(284,680)	(82,252)	(83,840)	(468,680)
Elimination – Intercompany				(41,915)	(41,915)
Translation difference	-	3,343	-	3,905	7,248
Balance as of March 31, 2020	1,385,738	1,647,922	289,631	541,252	3,864,543

Disclosure Detail Of Lease Liabilities [Table Text Block]
Particulars	Amount
Current lease liabilities	356,110
Non-current lease liabilities	1,470,099
Total	1,826,209

Disclosure Detail Of Movement In Lease Liabilities [Table Text Block]
The following is the movement in lease liabilities during the Year ended March 31, 2020

Particulars	Amount
Balance as of April 1, 2019	1,786,852
Additions	255,317
Finance cost accrued during the period	171,824
Deletions	-
Payment of lease liabilities	(391,383)
Translation difference	3,600
Balance as of March 31, 2020	1,826,210

Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Table Text Block]
The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2020 on an undiscounted basis
 (excluding finance costs)

Particulars	Amount
Less than one year	337,569
One to five years	614,808
More than five years	642,480
Total	1,594,857